Cover	Dec. 29, 2022
Cover [Abstract]
Entity Registrant Name	NATE’S FOOD CO.
Entity Central Index Key	0001409446
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Dec. 29, 2022
Entity Incorporation State Country Code	CO
Entity Tax Identification Number	46-3403755
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity File Number	000-52831
Entity Address Address Line 1	15151 Springdale
Entity Address State Or Province	CA
Entity Address Postal Zip Code	92649
Entity Address City Or Town	Huntington Beach
City Area Code	661
Local Phone Number	418-7842